Note 6 - Intangible Assets	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Goodwill and Intangible Assets Disclosure [Text Block]
NOTE
6.
 INTANGIBLE ASSETS

The Company had approximately
$3.6
 and
$5.7
 million in intangible assets, net of amortization, at
December 31, 2020
and
2019
, respectively. Shown below are the details of the components that represent these balances.

Intangible assets consisted of the following as of
December 31, 2020

	Cost	Accumulated Amortization	Carrying Value	Amortization Life and Method

IP Software	$2,378,248	$(2,321,843)	$40,185	3 years - straight-line
Portfolios and Client Lists	7,714,665	(6,776,317)	938,348	4 years - straight-line
Client Acquisition Costs	8,841,617	(6,224,824)	2,616,794	4 years - straight-line
PCI Certification	449,000	(449,000)	-	3 years - straight-line
Trademarks	703,586	(703,586)	-	3 years - straight-line
Domain Names	437,810	(437,810)	-	3 years - straight-line
Total	$20,524,925	$(16,913,379)	$3,595,326

Intangible assets consisted of the following as of
December 31, 2019

	Cost	Accumulated Amortization	Carrying Value	Amortization Life and Method

IP Software	$2,343,888	$(2,240,695)	$103,193	3 years - straight-line
Portfolios and Client Lists	7,714,665	(5,614,880)	2,099,785	4 years - straight-line
Client Acquisition Costs	8,238,018	(4,762,347)	3,475,671	4 years - straight-line
PCI Certification	449,000	(449,000)	-	3 years - straight-line
Trademarks	703,586	(703,586)	-	3 years - straight-line
Domain Names	437,810	(437,810)	-	3 years - straight-line
Total	$19,886,967	$(14,208,318)	$5,678,649

Amortization expense for the intangible assets was approximately
$2.6
 million and
$2.7
 million for the years ended
December 31, 2020
and
2019
, respectively.

The following table presents the estimated aggregate future amortization expense of intangible assets:

2021	$866,629
2022	866,629
2023	866,629
2024	853,234
2025	142,205
Balance December 31, 2020	$3,595,326